Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Securitization liabilities at amortized cost	$ 15,262	$ 15,768
Securitization liabilities at fair value	$ 13,505	$ 13,718